Principal Accounting Policies - Summary of Revenue Segregated by Geographic Region (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	¥ 447,686	$ 68,612	¥ 1,422,623	¥ 2,705,291
PRC
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	379,418		1,063,630	2,057,632
Kazakhstan
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	47,792
Hong Kong
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	12,301		11,216	91,028
United States of America
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	3,528		46,045	284,965
Canada
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	162		22,738	25,548
Japan
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues			236,206
Other Foreign Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	¥ 4,485		¥ 42,788	¥ 246,118